--------------------------------------------------------------------------------
                       Annual Report Financial Statements
--------------------------------------------------------------------------------

     T. ROWE PRICE

                               PERSONAL STRATEGY
                                  GROWTH FUND

                                  MAY 31, 2000

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

---------------------
FINANCIAL  HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                  Year
                                  Ended
                                 5/31/00     5/31/99     5/31/98     5/31/97      5/31/96
NET ASSET VALUE
Beginning of period            $   19.02   $   18.05   $   15.20   $   13.69   $    11.44
Investment activities
  Net investment income (loss)      0.33*       0.34*       0.29*       0.27*        0.30*
  Net realized and
  unrealized gain (loss)            1.06        1.40        3.01        2.37         2.29
  Total from
  investment activities             1.39        1.74        3.30        2.64         2.59
Distributions
  Net investment income            (0.32)      (0.32)      (0.26)      (0.24)       (0.27)
  Net realized gain                (0.52)      (0.45)      (0.19)      (0.89)       (0.07)
  Total distributions              (0.84)      (0.77)      (0.45)      (1.13)       (0.34)
NET ASSET VALUE
End of period                  $   19.57   $   19.02   $   18.05   $   15.20   $    13.69
                               ----------------------------------------------------------

Ratios/Supplemental Data
Total return(u)                     7.49%*     10.01%*     22.02%*     19.89%*      22.83%*
Ratio of total expenses to
average net assets                  1.10%*      1.10%*      1.10%*      1.10%*       1.10%*
Ratio of net investment
income (loss) to average
net assets                          1.93%*      2.00%*      2.15%*      2.24%*       2.27%*
Portfolio turnover rate             42.6%       36.1%       33.3%       39.6%        39.5%
Net assets, end of period
(in thousands)                 $ 270,663   $ 213,631   $ 147,347   $  67,552      $24,954

(u) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/02.

The accompanying notes are an integral part of these financial statements.

2
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2000

-------------------------
PORTFOLIO OF  INVESTMENTS                                 Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS AND RIGHTS 76.8%

FINANCIAL 12.4%

Bank and Trust 5.7%
Abbey National (GBP)                                        31,900        $  424
ABN Amro (EUR)                                               8,200           187
Allied Irish Banks (EUR) *                                  15,500           143
Australia & New Zealand Banking Group (AUD)                 12,000            83
Australia & New Zealand Banking Group ADR                    3,600           125
Banca Intesa (EUR)                                          66,800           264
Banca Popolare di Milano (EUR)                               8,200            53
Banco Bradesco ADR                                          11,800            80
Banco de Bilbao Vizcaya Argentaria ADR                      29,700           412
Banco Frances del Rio de la Plata ADR                        6,000           116
Bank of America                                             28,300         1,572
Bank of New York                                            16,600           779
Bank One                                                    26,440           874
Bankgesellschaft Berlin (EUR) *                              8,100           127
Banque National de Paris (EUR)                               2,500           226
Barclays (GBP)                                              13,900           360
Charter One Financial                                        3,551            81
Chase Manhattan                                              8,500           635
Chittenden                                                  11,400           316
Citizens Banking                                             7,300           133
Commonwealth Bank of Australia (AUD)                        14,800           236
DBS Group Holdings (SGD)                                    14,304           143
Downey Financial                                            12,800           381
Dresdner Bank (EUR)                                         12,700           521
First Bell Bancorp                                           1,400            20
First Mariner Bancorp                                          600             4
First Security                                               3,300            51
Firstar                                                     23,600           603
Frankfort First Bancorp                                      2,100            25
Fuji Bank (JPY)                                             46,000           356
Glacier Bancorp                                              7,531            96
HSBC Holdings (GBP)                                         45,501           502
Industrial Bank of Japan (JPY)                              36,000           281

3
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--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

KBC Bancassurance Holding (EUR)                              3,200       $   137
Marshall & Ilsley                                              600            29
Mellon Financial                                            42,100         1,624
Overseas Chinese Bank (SGD)                                 18,060           102
Societe Generale (EUR)                                       1,304            75
Southwest Bancorporation *                                  11,900           236
State Street                                                 6,500           725
Sumitomo Bank (JPY)                                         29,000           380
Summit Bancorp                                               2,500            72
Svenska Handelsbanken (Series A) (SEK)                      14,100           199
Unicredito (EUR)                                            63,200           280
Washington Mutual                                           13,950           401
Wells Fargo                                                 15,000           679
WestAmerica                                                  5,600           160
                                                                         -------
                                                                          15,308
                                                                         -------
Insurance 3.1%
ACE Limited                                                 16,600           445
Aegon (EUR)                                                  4,400           159
Allied Zurich (GBP)                                         35,300           397
American General                                            10,000           641
American International Group                                 2,462           277
AMP Limited (AUD)                                            9,600            83
Brown and Brown                                              5,700           266
Harleysville Group                                           3,000            51
Istituto Nazionale delle Assicurazioni (EUR)                49,400           110
London Pacific Group ADR                                     8,000            75
Marsh & McLennan                                             5,500           605
Medical Assurance                                            9,960           113
PartnerRe Holdings                                           6,500           241
Schweizerische Rueckversicherungs (CHF)                        155           298
Selective Insurance                                          2,700            50
St. Paul                                                    31,000         1,163
Sumitomo Marine & Fire Insurance (JPY)                      73,000           457
UnumProvident                                               65,000         1,475
W. R. Berkley                                                3,600            79
XL Capital (Class A)                                        25,000         1,488
                                                                         -------
                                                                           8,473
                                                                         -------

4
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Financial Services 3.6%
American Express                                            22,800        $1,227
Amvescap (GBP)                                              15,200           200
Associates First Capital (Class A)                           6,900           189
AXA (EUR)                                                    1,900           280
Capital One Financial                                       11,600           548
Charles Schwab                                               4,350           125
Citigroup                                                   31,248         1,943
Delta Financial *                                            2,300             4
Fannie Mae                                                  33,300         2,002
Financial Federal *                                          5,400            96
Freddie Mac                                                 28,900         1,286
Goldman Sachs Group                                            600            44
Grupo Financiero Banamex (MXN) *                            33,400           109
ING Groep (EUR)                                              6,350           380
ITLA Capital *                                               3,000            39
Morgan Stanley Dean Witter                                   7,400           533
Nomura Securities (JPY)                                     13,000           298
Pearson (GBP)                                                9,100           272
Providian Financial                                          1,800           160
                                                                         -------
                                                                           9,735
                                                                         -------
Total Financial                                                           33,516
                                                                         -------

UTILITIES 4.7%

Telephone 3.1%
ALLTEL                                                         800            52
AT&T                                                        16,774           582
AT&T Liberty Media Group *                                   5,900           261
BellSouth                                                   15,000           700
British Telecommunications ADR                               2,300           335
Cable & Wireless ADR                                         6,432           143
Compania de Telecomunicaciones de Chile (Class A) ADR        6,350           125
GTE                                                          1,700           108
KPN (EUR)                                                    2,400           217
Nextel Communications *                                      4,900           454
Nippon Telegraph & Telephone (JPY)                              58           689
Portugal Telecom (EUR)                                       5,500            60

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Rural Cellular (Class A) *                                   1,400        $   95
SBC Communications                                          12,600           551
Sprint                                                      20,000         1,210
Swisscom (CHF)                                                 463           163
Tele Danmark A/S (DKK)                                         700            49
Telebras ADR                                                 3,500           405
Telecom Corp. of New Zealand ADR                             8,600           240
Telecom Italia (EUR)                                        25,940           358
Telecom Italia Mobile (EUR)                                 47,400           494
Telefonica de Espana ADR                                     5,501           335
Telefonos de Mexico (Class L) ADR                           10,700           521
Western Wireless *                                           2,100           100
                                                                         -------
                                                                           8,247
                                                                         -------
Electric Utilities 1.4%
Cleco                                                        9,500           325
Electrabel (EUR)                                               326            75
Empresa Nacional de Electricidad Chile ADR *                 8,024            95
Enersis ADS *                                                2,100            45
FirstEnergy                                                 21,737           546
GPU                                                          5,800           164
Hong Kong Electric (HKD)                                    42,000           141
Iberdrola (EUR)                                             24,500           313
National Grid (GBP)                                         11,200            86
PECO Energy                                                  8,300           365
Powergen (GBP)                                              13,300            87
TXU                                                         16,000           572
Unicom                                                      16,600           692
Unisource Energy                                             2,500            38
Veba (EUR)                                                   5,920           299
                                                                         -------
                                                                           3,843
                                                                         -------
Water Utilities 0.2%
Suez Lyonnaise des Eaux (EUR)                                2,800           470
United Water Resources                                       1,600            56
                                                                         -------
                                                                             526
                                                                         -------
Total Utilities                                                           12,616
                                                                         -------

6
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

CONSUMER NONDURABLES  13.6%

Cosmetics 0.8%
Chattem *                                                    4,700       $    56
International Flavors & Fragrances                          49,300         1,676
Kao (JPY)                                                   14,000           425
                                                                         -------
                                                                           2,157
                                                                         -------
Beverages 0.9%
Anheuser-Busch                                              14,300         1,108
Coca-Cola                                                    4,500           240
Compania Cervecerias Unidas ADR                              3,200            71
Diageo ADR                                                   5,319           184
Fomento Economico Mexica UBD (Represents 1 Class B
and 4 Series D shares) (MXN)                                13,500            51
LVMH (EUR)                                                     558           228
PepsiCo                                                     15,000           611
                                                                         -------
                                                                           2,493
                                                                         -------
Food Processing 1.9%
American Italian Pasta *                                     4,500           111
Associated British Foods (GBP)                              33,800           228
Cadbury Schweppes (GBP)                                     14,400            96
Cadbury Schweppes ADR                                        3,800           102
Campbell                                                    30,000           930
Carrefour (EUR)                                              7,900           559
Danisco (DKK)                                                  600            22
Eridania Beghin-Say (EUR)                                    1,200           110
General Mills                                               31,120         1,235
International Multifoods                                    14,300           199
Nestle (CHF)                                                   198           378
Quaker Oats                                                    800            59
Ralston Purina                                              34,900           648
Sara Lee                                                    14,600           263
Seneca Foods (Class A) *                                     2,800            32
Seneca Foods (Class B) *                                     1,300            15
Unilever                                                     5,439           276
                                                                         -------
                                                                           5,263
                                                                         -------
Hospital Supplies/Hospital Management 0.8%
Airgas *                                                     7,800            42

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Baxter International                                         7,100           472
Cephalon *                                                   2,100        $  109
Guidant *                                                      100             5
Lincare *                                                    6,900           200
Medtronic                                                    1,100            57
Mentor                                                      10,200           246
Molecular Devices *                                          2,200           117
Quorum Health Group *                                        3,000            29
Renal Care Group *                                           7,250           173
Smith & Nephew (GBP)                                        62,500           168
Steris *                                                     7,300            66
Terumo (JPY)                                                14,000           447
                                                                         -------
                                                                           2,131
                                                                         -------
Pharmaceuticals 5.1%
American Home Products                                      63,860         3,441
Amgen *                                                      5,500           350
AstraZeneca Group ADR                                        8,700           366
AstraZeneca Group (GBP)                                      7,495           316
Aurora Biosciences *                                         1,900            90
Boron Lepore & Associates *                                    800             6
Bristol-Myers Squibb                                         5,400           297
Daiichi Pharmaceutical (JPY)                                 5,000            93
Eli Lilly                                                    6,100           464
Genetech *                                                   3,400           365
Glaxo Wellcome ADR                                           9,800           552
Imclone Systems *                                              500            35
Immunomedics *                                               1,400            17
Incyte Pharmaceuticals *                                       700            37
Johnson & Johnson                                            1,100            98
MedImmune *                                                  1,600           249
Merck                                                        5,900           440
Novartis (CHF)                                                 714         1,053
Noven Pharmaceuticals *                                      2,500            47
NPS Pharmaceuticals *                                        2,300            29
Pfizer                                                      33,160         1,478
Pharmacia                                                   21,459         1,115
Schering-Plough                                             10,400           503
Takeda Chemical Industries (JPY)                            11,000           751

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Triangle Pharmaceuticals *                                   5,500       $    35
Warner-Lambert                                              13,500         1,649
                                                                         -------
                                                                          13,876
                                                                         -------
Biotechnology 0.3%

Abegenix *                                                     600            47
Alkermes *                                                   3,600           131
Anesta *                                                     2,700            40
COR Therapeutics *                                           1,500            95
Cubist Pharmaceuticals *                                       900            26
Gilead Sciences *                                              400            22
Inhale Therapeutic Systems *                                 4,200           306
Neurocrine Biosciences *                                     1,400            30
Serologicals *                                               4,400            18
Viropharma *                                                   800             9
                                                                         -------
                                                                             724
                                                                         -------
Health Care Services 0.7%

AmeriPath *                                                  7,400            64
CIGNA                                                        4,900           435
Orthodontic Centers of America *                             4,800           110
Packard BioScience *                                         1,900            27
UnitedHealth Group                                          11,900           887
Wellpoint Health Networks *                                  5,300           385
                                                                         -------
                                                                           1,908
                                                                         -------
Miscellaneous Consumer Products 3.1%

Bridgestone (JPY)                                            5,000           114
Colgate-Palmolive                                           25,800         1,358
Cone Mills *                                                10,000            57
Culp                                                         4,500            28
Dan River *                                                 12,500            62
Electrolux (Class B) (SEK)                                   4,600            78
Energizer Holdings *                                        11,633           198
Harcourt General                                            20,000           790
Kuraray (JPY)                                                6,000            62
Lion Nathan (NZD)                                           71,500           143
Mattel                                                      60,000           814
Mitsui (JPY)                                                44,000           309
Philip Morris                                               53,950         1,409
Philips Electronics                                         11,860           524

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

Polymer Group                                                3,800       $    28
Quicksilver *                                                3,300            45
Reebok *                                                     3,900            54
Sola *                                                       8,100            41
Stride Rite                                                  9,900            65
Textron                                                     15,000           941
Tomkins (GBP)                                               57,100           164
Unifi *                                                      6,200            79
US Can*                                                     13,700           226
UST                                                         37,700           627
WestPoint Stevens                                            2,900            30
Yue Yuen Industrial (HKD)                                   42,000            83
                                                                         -------
                                                                           8,329
                                                                         -------
Total Consumer Nondurables                                                36,881
                                                                         -------

CONSUMER SERVICES 8.5%

Restaurants 0.1%
Applebees                                                    1,600            51
Buca *                                                      10,500           147
PJ America *                                                 3,700            40
Ruby Tuesday                                                 8,200            81
Uno Restaurant                                               4,000            49
                                                                         -------
                                                                             368
                                                                         -------
General Merchandisers 0.9%
Bon-Ton Stores *                                            11,500            26
Caseys General Stores                                       21,600           255
Columbia Sportswear *                                        5,500           145
JUSCO (JPY)                                                 13,000           223
Marui (JPY)                                                 13,000           238
Target                                                       5,600           351
Tesco (GBP)                                                122,080           369
Wal-Mart                                                    16,400           945
                                                                         -------
                                                                           2,552
                                                                         -------

Speciality Merchandisers 2.6%
Circuit City Stores                                          2,500           124
CompuCom Systems *                                          17,400            42
CVS                                                         11,812           514

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Home Depot                                                  13,650        $  666
Kroger *                                                    16,400           326
Lowes                                                        5,600           261
Nordstrom                                                   30,000           754
O Charleys *                                                 9,000           126
Omron (JPY)                                                 23,000           594
Priceline.com *                                                400            15
PurchasePro.com *                                            1,500            32
Safeway *                                                   19,100           881
The Gap                                                        100             3
Toys R Us *                                                 96,000         1,512
Tupperware                                                  50,700         1,119
Urban Outfitters *                                           4,600            42
Wild Oats Markets *                                          3,800            35
                                                                          ------
                                                                           7,046
                                                                          ------

Entertainment and Leisure 2.3%

Disney                                                      60,000         2,531
Houghton Mifflin                                               600            24
Hutchison Whampoa (HKD)                                     57,200           659
McDonalds                                                    5,700           204
Papa Johns *                                                 6,000           150
Readers Digest (Class A)                                    36,600         1,240
Sharp (JPY)                                                 14,000           252
Sonic *                                                      2,600            72
Viacom (Class B) *                                          16,383         1,016
                                                                          ------
                                                                           6,148
                                                                          ------

Media and Communications 2.5%

American Tower Systems (Class A) *                           1,300            48
Asatsu (JPY)                                                 9,300           303
Classic Communications *                                     4,000            28
Clear Channel Communications *                               8,478           635
Comcast (Class A Special) *                                  3,900           148
Elsevier (EUR)                                               5,900            55
Emmis Broadcasting (Class A) *                               5,300           181
Granada Group (GBP)                                          8,300            74
Infinity Broadcasting (Class A) *                           11,400           361
Mediaset (EUR)                                              11,600           180
News                                                         4,400           200

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Pegasus Communications *                                     2,400        $  100
Publishing & Broadcasting (AUD)                             23,500           173
R.R. Donnelley                                              85,400         2,108
Sinclair Broadcast Group (Class A) *                         7,200            59
Time Warner                                                  5,400           426
Vodafone Airtouch ADR                                       33,300         1,526
Young Broadcasting (Class A) *                               3,100            72
                                                                          ------
                                                                           6,677
                                                                          ------

Printing and Publishing 0.1%

Reed International (GBP)                                    34,200           226
                                                                          ------
                                                                             226
                                                                          ------
Total Consumer Services                                                   23,017
                                                                          ------

CONSUMER CYCLICALS 5.1%

Automobiles and Related 0.5%

A.O. Smith (Class B)                                        13,850           291
Cycle & Carriage (SGD)                                      10,000            20
DaimlerChrysler (EUR)                                        3,400           185
Fiat (EUR) *                                                 3,700            94
Honda ADR                                                    2,700           183
Keystone Automotive *                                        2,600            19
Littelfuse *                                                 8,800           352
Strattec Security *                                          1,900            66
Volkswagen (EUR)                                             4,800           193
Volvo (Class B) (SEK)                                        1,800            43
Volvo, Rights (SEK) *                                        1,800             0
                                                                          ------
                                                                           1,446
                                                                          ------

Building and Real Estate 2.5%

Apartment Investment & Management, REIT                      2,400            96
Arden Realty, REIT                                           5,400           124
Cemex (Represents 2 Class A and 1 Class B shares) (MXN)     22,000            93
Cheung Kong Holdings (HKD)                                  48,000           439
City Developments (SGD)                                      8,000            27
DBS Land (SGD)                                              24,000            27
EastGroup Properties, REIT                                   9,200           198
Federal Realty Investment Trust, REIT                       51,300         1,125
First Washington Realty Trust, REIT                          4,200            87

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Glenborough Realty Trust, REIT                               6,100        $   95
JP Realty, REIT                                              6,700           121
Parkway Properties, REIT                                     8,900           268
Reckson Associates Realty (Class B), REIT                    3,692            84
Reckson Associates Realty, REIT                             50,000         1,097
RMC (GBP)                                                    7,200            91
Simon DeBartolo Group, REIT                                 41,640         1,020
Singapore Land (SGD)                                        18,000            29
Slough Estates (GBP)                                        27,100           145
Starwood Hotels & Resorts, REIT                             40,000         1,183
Westfield Trust (AUD)                                       83,300           149
Woodhead Industries                                          7,100           115
                                                                          ------
                                                                           6,613
                                                                          ------

Miscellaneous Consumer Durables 2.1%

CompX                                                        5,100            96
Corning                                                      9,800         1,896
Eastman Kodak                                               35,600         2,127
Harman International                                         3,500           203
Intranet Solutions *                                         3,100            61
Masco                                                        9,300           183
OCE (EUR)                                                    1,000            14
Ricoh (JPY)                                                 18,000           376
Sony (JPY)                                                   8,000           724
                                                                          ------
                                                                           5,680
                                                                          ------
Total Consumer Cyclicals                                                  13,739
                                                                          ------

TECHNOLOGY 8.5%

Electronic Components 2.9%

Altera *                                                     7,700           661
American Superconductor *                                    2,200            59
Analog Devices *                                             3,500           269
Analogic                                                     5,200           187
ASM Lithography (EUR) *                                      1,500            55
Benchmark Electronics *                                      5,700           194
Burr Brown *                                                 5,550           316
EMC                                                          1,100           128
Epcos (EUR) *                                                  200            25

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--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Exar *                                                       1,800        $  124
Flextronics International *                                  8,800           479
Intel                                                       12,500         1,559
Maxim Integrated Products *                                 11,000           697
Methode Electronics (Class A)                                7,800           280
Motorola                                                       100             9
PMC-Sierra *                                                 1,600           245
QuickLogic *                                                 2,000            51
Rohm (JPY)                                                   2,000           624
SDL *                                                        1,200           272
SIPEX *                                                      5,000           110
Spirent (GBP) *                                             27,600           154
Texas Instruments                                           13,200           954
Xilinx *                                                     5,700           434
                                                                          ------
                                                                           7,886
                                                                          ------

Electronic Systems 1.6%

Applied Materials *                                          7,900           660
Applied Micro Circuits *                                     1,600           159
Armor Holdings *                                            11,000           120
Hewlett-Packard                                              5,800           697
Lifeline Systems *                                           3,900            48
Lo-Jack *                                                    8,300            57
Nokia ADR                                                   37,900         1,971
PE Biosystems                                                2,500           139
Solectron *                                                  8,900           294
STMicroelectronics (EUR)                                     4,500           268
                                                                          ------
                                                                           4,413
                                                                          ------

Information Processing 0.6%

Adecco (CHF)                                                   123            97
Cybersource *                                                1,000            14
Dell Computer *                                             17,100           738
F. Y. I. *                                                   7,000           229
Hitachi ADR                                                  4,200           514
Source Information Management *                              5,400            74
                                                                          ------
                                                                           1,666
                                                                          ------

Office Automation 0.2%

Technitrol                                                   6,400           442
                                                                          ------
                                                                             442
                                                                          ------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Specialized Computer 0.1%

Sun Microsystems *                                           4,700        $  360
Virata *                                                     1,400            58
                                                                          ------
                                                                             418
                                                                          ------

Aerospace and Defense 0.2%

DONCASTERS ADR *                                             1,500            18
Harsco                                                         400            11
Honeywell International                                      3,200           175
United Technologies                                          3,600           217
Woodward Governor                                            2,100            51
                                                                          ------
                                                                             472
                                                                          ------

Telecommunications 2.9%

Aether Systems *                                               200            28
Airgate PCS *                                                  900            27
Airnet Commerce *                                              300             4
Alcatel Alsthom (EUR)                                        6,220           344
Avant *                                                      3,600            56
Cisco Systems *                                             26,300         1,497
Deutsche Telekom (EUR)                                      15,900           987
Ditech Communications *                                      1,600           132
France Telecom (EUR)                                           700           102
France Telecom ADR                                           4,700           682
JDS Uniphase *                                               4,800           422
LM Ericsson (Class B) ADR                                   53,600         1,097
Marconi (GBP)                                               11,100           135
NEXTLINK Communications *                                    2,400           168
Nortel Networks                                              8,800           478
QUALCOMM *                                                   1,700           113
Singapore Telecommunications (SGD)                          80,000           109
Sonera Group (EUR)                                           5,100           258
Sprint PCS *                                                 2,200           122
Tele Norte Leste Participacoes ADR                             409             8
Tellabs *                                                      400            26
Telstra (AUD)                                               36,000           140
Vyyo *                                                       1,900            28
West TeleServices *                                          4,100           108
WorldCom *                                                  17,727           666
                                                                          ------
                                                                           7,737
                                                                          ------
Total Technology                                                          23,034
                                                                          ------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

EDUCATION 0.1%

ITT Educational Service *                                    2,700        $   45
Societe BIC (EUR)                                            4,600           204
                                                                          ------
Total Education                                                              249
                                                                          ------

CAPITAL EQUIPMENT 2.2%

Electrical Equipment 1.8%

ABB (CHF)                                                      887           110
Bang & Olufsen (Class B) (DKK)                               2,400            87
Canon (JPY)                                                  9,000           415
GE                                                          29,100         1,531
Getronics (EUR)                                              3,000            50
hi/fn *                                                      2,300            67
LSI Industries                                               6,600           113
Matsushita Electric Industrial (JPY)                        26,000           614
Matsushita Electric Works (JPY)                              1,000            12
Mitsubishi Electric (JPY)                                   51,000           501
Tyco International                                          29,298         1,379
                                                                          ------
                                                                           4,879
                                                                          ------

Machinery 0.4%

Danaher                                                      7,200           347
Deere                                                       10,000           416
GKN (GBP)                                                    7,200           100
Kennametal                                                   5,900           155
NN Ball & Roller                                             5,200            46
                                                                          ------
                                                                           1,064
                                                                          ------
Total Capital Equipment                                                    5,943
                                                                          ------

BUSINESS SERVICES AND TRANSPORTATION 6.9%

Computer Service and Software 3.5%

724 Solutions *                                                100             4
Actuate *                                                    1,200            28
America Online                                              14,300           758
Analysts International                                       7,700            62
Ariba *                                                      2,500           130

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Automatic Data Processing                                   10,600        $  582
BISYS Group *                                                1,700           112
BMC Software *                                               8,100           356
Cambridge Technology Partners *                              2,700            22
Computer Associates                                          5,600           288
Concord Communications *                                     2,300            57
Digital Impact *                                             2,000            22
Electronic Arts *                                              900            57
Electronic Data Systems                                        300            19
First Data                                                  10,970           615
Fujitsu (JPY)                                               19,000           538
Great Plains Software *                                      2,100            88
iGATE Capital *                                              5,300            83
Interact Commerce *                                          3,000            45
Intuit *                                                     1,700            62
Jack Henry & Associates                                      1,200            52
Keynote Systems *                                            5,200           181
Lexmark International Group (Class A) *                        800            56
Loislaw *                                                    1,200             8
Microsoft *                                                 18,800         1,176
net.Genesis *                                                2,700            52
NetIQ *                                                      2,700            91
Netsolve *                                                   1,000            25
Network Solutions (Class A) *                                  400            59
Ondisplay *                                                    200             9
Oracle *                                                    16,600         1,192
Peerless Systems *                                           5,400            13
PeopleSoft *                                                 1,062            15
Peregrine Systems *                                          2,100            43
Progress Software *                                         16,000           248
PSINet *                                                     2,700            70
Quest Software *                                             1,400            57
SAP (EUR)                                                      547           214
Sema (GBP)                                                   4,600            65
Siebel Systems *                                             4,400           515
Softbank (New shares) (JPY) *                                  800           120
Softbank (JPY)                                                 400            61
Sonicwall *                                                    200            12

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

SPSS *                                                       3,500        $   88
SunGard Data Systems *                                         900            31
Synopsys *                                                     200             9
VERITAS Software *                                           4,725           550
Verity *                                                       700            24
Viasoft *                                                   12,600           105
Vitria Technology *                                          2,700            94
Websense *                                                     700            15
WebTrends *                                                  3,800            98
Yahoo! *                                                     1,400           158
Zebra Technologies (Class A) *                               1,500            72
                                                                          ------
                                                                           9,506
                                                                          ------

Distribution Services 0.3%

Compass Group (GBP)                                          7,200            81
MSC *                                                        5,400           125
Performance Food Group *                                     2,100            66
Primesource                                                  2,000            11
SCP Pool *                                                   6,600           223
SunSource *                                                  4,100            18
TNT Post Groep (EUR)                                         2,200            53
United Stationers *                                          6,800           219
Watsco (Class A)                                             9,000           133
                                                                          ------
                                                                             929
                                                                          ------

Environmental 0.1%

CUNO *                                                       4,600           128
IT Group *                                                   6,100            35
Rentokil Group (GBP)                                        32,100            73
Waterlink *                                                  4,700            13
                                                                          ------
                                                                             249
                                                                          ------

Transportation Services 0.3%

Bergesen (Class A) (NOK)                                     5,600           116
C.H. Robinson Worldwide                                      3,500           159
Comfort Systems USA *                                        9,000            54
EGL *                                                        4,350           104
Expeditors International of Washingt on                      4,100           165
Frozen Food Express                                          2,000             5
Heartland Express *                                          2,300            41
Hub Group (Class A) *                                        1,000            13

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

International Shipholding                                    2,200        $   17
Mitsubishi Heavy Industries (JPY)                           15,000            52
                                                                          ------
                                                                             726
                                                                          ------

Miscellaneous Business Services 1.9%
Answerthink Consulting Group *                               2,900            52
British Airport Authorities (GBP)                           12,799            94
Consolidated Graphics *                                      7,400            77
Electro Rent *                                               8,200            89
G&K Services                                                 3,600            90
H&R Block                                                   19,500           602
Hays (GBP)                                                  18,600           104
Herman Miller                                                1,200            33
Insituform Technologies (Class A) *                          7,700           266
Iron Mountain *                                              6,500           237
Ivex Packaging *                                            11,600           104
kforce.com *                                                 7,200            93
Kuoni Reisen Holdings (CHF)                                      4             2
Maximus *                                                    6,900           143
McGrath RentCorp                                             3,800            60
Metamor Worldwide *                                          3,200            73
MPW Industrial Services Group *                              8,300            57
New England Business Service                                12,000           177
Omnicom                                                      4,800           403
Strayer Education                                            5,700           142
Tetra Tech *                                                 8,912           197
Vedior (EUR)                                                 4,100            47
Visual Networks *                                            2,400           119
Waste Management                                            88,643         1,806
                                                                          ------
                                                                           5,067
                                                                          ------

Airlines 0.1%
Midwest Express Holdings *                                   5,500           114
Singapore Airlines (SGD)                                    19,000           166
                                                                          ------
                                                                             280
                                                                          ------

Railroads 0.7%
Kansas City Southern Industries                              5,200           350
Norfolk Southern                                            82,000         1,460
Railtrack Group (GBP)                                        8,000           100
                                                                          ------
                                                                           1,910
                                                                          ------
Total Business Services and Transportation                                18,667
                                                                          ------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

ENERGY 7.2%

Energy Services 1.3%

Baker Hughes                                                61,500       $ 2,229
Cooper Cameron *                                               900            63
Grant Prideco *                                              1,500            35
Johnson Electric (HKD)                                      79,000           583
Smith International *                                        1,400           111
Tokyo Electric Power (JPY)                                  14,000           350
Weatherford International *                                  1,800            77
                                                                         -------
                                                                           3,448
                                                                         -------

Exploration and Production 1.1%

Barrett Resources *                                          7,300           289
Chieftain International *                                    7,300           161
Forest Oil *                                                 7,900           126
Key Energy *                                                15,200           165
National Oilwell *                                           5,000           130
Noble Affiliates                                             6,700           263
Santos (AUD)                                                22,600            58
Unocal                                                      50,500         1,941
                                                                         -------
                                                                           3,133
                                                                         -------

Integrated Petroleum - Domestic 1.0%

Amerada Hess                                                 2,600           173
Conoco (Class B)                                            19,865           566
USX-Marathon                                                73,700         2,004
                                                                         -------
                                                                           2,743
                                                                         -------

Integrated Petroleum - International 3.8%

BP Amoco ADR                                                74,794         4,067
Chevron                                                      6,500           601
ENI SPA ADR                                                  4,700           255
Exxon Mobil                                                 30,302         2,524
Repsol ADR                                                   5,500           116
Royal Dutch Petroleum                                       18,800         1,174
Shell Transport & Trading ADR                                5,500           277
Texaco                                                       9,800           563
TotalFinaElf ADR                                             3,648           288
TotalFinaElf (EUR)                                           2,133           336
                                                                         -------
                                                                          10,201
                                                                         -------
Total Energy                                                              19,525
                                                                         -------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

PROCESS INDUSTRIES 4.1%

Diversified Chemicals 0.8%
Arch Chemicals                                              10,400        $  179
Cabot Microelectronics *                                     2,500            82
Dow Chemical                                                 8,000           856
DuPont                                                       7,061           346
Hercules                                                    42,000           696
                                                                          ------
                                                                           2,159
                                                                          ------

Specialty Chemicals 1.6%
3M                                                          14,100         1,209
A. Schulman                                                  2,800            33
Akzo Nobel (EUR)                                             1,500            57
BASF (EUR)                                                   6,750           276
Great Lakes Chemical                                        15,640           434
Hauser *                                                     1,200             2
Imperial Chemical ADR                                        2,400            75
MacDermid                                                    1,200            25
Norsk Hydro (NOK)                                            3,800           146
Pall                                                        46,100           968
Sumitomo Chemicals (JPY)                                   129,000           623
Waters *                                                     6,000           567
                                                                          ------
                                                                           4,415
                                                                          ------

Paper and Paper Products 1.3%
Buckeye Technologies *                                       2,500            47
Dai Nippon Printing (JPY)                                   17,000           290
Fort James                                                  66,200         1,498
Jefferson Smurfit (EUR)*                                       368             1
Kimberly-Clark                                              21,400         1,295
Kimberly-Clark de Mexico (Class A) (MXN)                    83,800           260
Smurfit-Stone Container *                                    2,600            37
                                                                          ------
                                                                           3,428
                                                                          ------

Forest Products 0.3%
Weyerhaeuser                                                15,000           744
                                                                          ------
                                                                             744
                                                                          ------

Building and Construction 0.1%
Heidelberg Zement (EUR)                                        500            29
Layne Christensen *                                          6,500            29
Simpson Manufacturing *                                      2,200           105

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Trex *                                                       2,000        $   89
U.S. Aggregates                                              4,700            88
                                                                          ------
                                                                             340
                                                                          ------
Total Process Industries                                                  11,086
                                                                          ------

BASIC MATERIALS 1.3%

Metals 1.1%
Alcoa                                                       23,532         1,375
Gibraltar Steel                                              2,100            33
Material Sciences *                                         10,100           109
Matthews International (Class A)                            11,000           277
Pechiney (EUR)                                               1,700            70
Phelps Dodge                                                25,000         1,122
                                                                          ------
                                                                           2,986
                                                                          ------

Mining 0.2%
Battle Mountain Gold *                                      26,400            51
Lihir Gold (AUD) *                                         102,240            33
Rio Tinto (AUD)                                             17,100           244
Rio Tinto (GBP)                                              4,700            69
Union Miniere (EUR)                                          2,500            89
                                                                          ------
                                                                             486
                                                                          ------

Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                        20,250             8
                                                                               8
                                                                          ------
Total Basic Materials                                                      3,480
                                                                          ------

MISCELLANEOUS 0.0%

Conglomerates 0.0%
Orkla (Class A) (NOK)                                        2,485            41
                                                                          ------
Total Miscellaneous                                                           41
                                                                          ------

FOREIGN 2.2%

Europe 1.7%
Aventis (EUR)                                                6,900           449
Bank Of Scotland (GBP)                                      37,700           354
BG Group (GBP)                                              27,644           165

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Cap Gemini (EUR)                                               700        $  131
Credit Suisse Group (CHF)                                    3,000           560
CSM (EUR)                                                    2,900            61
Deutz (EUR) *                                               20,400            95
DnB Holding (NOK)                                           11,800            42
eircom (EUR) *                                              15,800            46
EM.TV & Merchandising (EUR) *                                1,200            81
Lafarge (EUR)                                                  900            70
Merck KGaA (EUR)                                             4,100           131
Metro (EUR) *                                                1,300            42
Munich Re (EUR)                                              2,160           627
Nordic Baltic Holding (DKK)                                 36,841           237
Novo Nordisk (DKK)                                             100            16
OMV (EUR)                                                      100             9
Prosegur Seguridad (EUR)                                     7,000            89
Publicis (EUR)                                                 569           235
Radiometer (DKK)                                             1,900            61
Rolls Royce (GBP)                                           51,478           189
Sandvik (SEK)                                                3,600            79
Securitas (Class B) (SEK)                                    3,500            82
SGL Carbon (EUR) *                                             800            54
Singapore Press (SGD)                                        8,000           120
Sommer Allibert (EUR)                                       10,400           320
Sulzer Winterthur (CHF) *                                      151           102
Svenska Cellulosa (SEK)                                      5,200           104
Swatch (CHF)                                                   187            47
Thomson CSF (EUR) *                                            600            23
Tullow Oil (EUR) *                                             200             0
Unibail (EUR)                                                  500            65
                                                                          ------
                                                                           4,686
                                                                          ------

Far East 0.1%
Nippon Express (JPY)                                        36,000           201
                                                                          ------
                                                                             201
                                                                          ------

Other Foreign 0.4%
Bouygues (EUR)                                                 124            77
Carso Global Telecom (MXN)*                                 54,800           124
Pao de Acucar GDR                                            5,100           153
Siemens (EUR)                                                3,500           513

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Unibanco GDR                                                 2,700    $       65
Woolworths (AUD)                                            66,400           220
                                                                      ----------
                                                                           1,152
                                                                      ----------
Total Foreign                                                              6,039
                                                                      ----------

Total Common Stocks and Rights (Cost $174,252)                           207,833
                                                                      ----------

CORPORATE BONDS 9.2%

Abitibi Consolidated, 6.95%, 4/1/08                     $1,000,000           882
Adelphia Communications
  7.875%, 5/1/09                                            25,000            20
  9.875%, 3/1/05                                           175,000           167
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07      100,000            89
American Builders & Contractors Supply, Sr. Sub. Notes
  10.625%, 5/15/07                                         100,000            82
American Standard, 9.25%, 12/1/16                           28,000            28
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07              50,000            50
Amkor Technology, 9.25%, 5/1/06                            100,000            97
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08        100,000            93
Atlantic Richfield, 9.125%, 3/1/11                       2,000,000         2,200
Avis Rent A Car, Sr. Sub. Notes, 11.00%, 5/1/09            100,000           101
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                  100,000            68
Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07      200,000           184
Bethlehem Steel, 10.375%, 9/1/03                            50,000            49
BG Transco Holdings
  4.188%, 12/14/22                                           3,000             4
  7.00%, 12/16/24                                            3,000             4
  7.057%, 12/14/09                                           3,000             5
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                      100,000            94
Chancellor Media, Sr. Sub. Notes
  8.00%, 11/1/08                                            50,000            50
  8.125%, 12/15/07                                          50,000            50
Charter Communication, Sr. Notes, 8.25%, 4/1/07            200,000           169
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                   100,000           103
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                 50,000            28
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09              100,000            85
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                  50,000            48
Comcast Cable Communications, 8.50%, 5/1/27              1,550,000         1,574

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Communications & Power Industries
  Sr. Sub. Notes, 12.00%, 8/1/05                       $   100,000     $      75
Consolidated Container, Sr. Sub. Notes, 10.125%,
  7/15/09                                                  100,000            98
Container Corp. of America, Gtd., 10.75%, 5/1/02            25,000            25
Courtyard by Marriott II, Sr. Secured Notes
  10.75%, 2/1/08                                           100,000            98
CSC Holdings, Sr. Notes, 7.875%, 12/15/07                  100,000            93
Dade International, Sr. Sub. Notes, 11.125%, 5/1/06         25,000            16
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                50,000            48
Delta Mills, Sr. Notes, 9.625%, 9/1/07                      25,000            20
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07              87,000            76
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                    50,000            13
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                      25,000            20
Energy Corp. of America, Sr. Sub. Notes
  9.50%, 5/15/07                                           100,000            66
Fairfax Financial, 8.25%, 10/1/15                        1,550,000         1,303
Focal Communications, (144a), 11.875%, 1/15/10+            200,000           192
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09             1,000,000           857
Frontier Oil, 11.75%, 11/15/09                             100,000            96
Frontiervision, Sr. Notes, 11.00%, 10/15/06                100,000            99
Global Crossing Holdings Limited, (144a), 9.50%,
  11/15/09+                                                125,000           118
Halliburton, 5.625%, 12/1/08                             1,000,000           869
Harrahs, 7.875%, 12/15/05                                  200,000           184
Hawk, Sr. Notes, 10.25%, 12/1/03                           200,000           182
Hollinger International Publishing, Gtd. Notes, 9.25%,
  3/15/07                                                  200,000           194
Intermedia Communications, Sr. Notes, 9.50%, 3/1/09        100,000            92
International Cabletel, Sr. Notes, STEP, 0%, 2/1/06        200,000           183
International Game Technology, 8.375%, 5/15/09             200,000           185
International Home Foods, Gtd. Sr. Sub. Notes
  10.375%, 11/1/06                                         200,000           196
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05         100,000           102
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06           50,000            42
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09               50,000            44
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%, 4/15/09      175,000           157
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                     50,000            49
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06 *      75,000            11
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                    200,000           213

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

L3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07      $   50,000     $      50
Lear, 7.96%, 5/15/05                                        50,000            46
Lennar, (144a), 9.95%, 5/1/10+                              50,000            48
Level 3 Communications, 9.125%, 5/1/08                     100,000            86
LifePoint Hospitals, 10.75%, 5/15/09                       200,000           204
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                       75,000            69
WorldCom, 7.75%, 4/1/07                                  1,550,000         1,528
Mediacom, Sr. Notes, 7.875%, 2/15/11                       200,000           173
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08      100,000            95
Metronet Communications, Sr. Disc. Notes
  STEP, 0%, 6/15/08                                        250,000           200
Mohegan Tribal Gaming, Sr. Notes, 8.125%, 1/1/06           175,000           163
Nextel Communications, Sr. Disc. Notes
  STEP, 0%, 10/31/07                                       275,000           196
Nextlink Communications, Sr. Disc. Notes
  STEP, 0%, 6/1/09                                         300,000           171
Niagara Mohawk, 1st Mtg., 7.75%, 5/15/06                 1,000,000           967
Norfolk Southern, 8.625%, 5/15/10                          500,000           507
Northern Trust, 6.65%, 11/9/04                           1,000,000           953
Northland Cable Television, Sr. Sub. Notes
  10.25%, 11/15/07                                          50,000            45
NTL, Sr. Notes, Zero Coupon, 4/1/08                        300,000           187
Orange, Sr. Notes, 9.00%, 6/1/09                           200,000           204
Orion Power Holdings, (144a), 12.00%, 5/1/10+              100,000           100
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06              50,000            51
Packaging Corp. of America, 9.625%, 4/1/09                 200,000           196
Paine Webber, Sr. Notes, 6.55%, 4/15/08                  1,550,000         1,356
Premier Parks
  Sr. Disc. Notes, STEP, 0%, 4/1/08                        100,000            66
  Sr. Notes, 9.75%, 6/15/07                                 50,000            48
Price Communications Wireless, 9.125%, 12/15/06            100,000           100
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07         50,000            49
Principal Mutual, (144a), 8.00%, 3/1/44+                 1,550,000         1,349
PSINet, Sr. Notes, 10.00%, 2/15/05                         100,000            89
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06    50,000            53
Qwest Communications,
  Sr. Disc. Notes, STEP, 0%, 10/15/07                      100,000            80
  Sr. Notes, 7.50%, 11/1/08                                 25,000            23

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

R & B Falcon, Sr. Notes, 6.95%, 4/15/08                $   250,000     $     210
Raytheon, 5.70%, 11/1/03                                   300,000           279
Repap New Brunswick, Sr. Sec. Notes, 11.50%, 6/1/04         75,000            75
Riverwood International, Sr. Notes, 10.25%, 4/1/06         200,000           194
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
  10.00%, 3/15/05                                           50,000            50
Scotland International Finance, Sub. Notes
  (144a), 6.50%, 2/15/11+                                  100,000            88
Silgan Holdings, Sr. Sub. Deb., 9.00%, 6/1/09               40,000            37
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06         100,000            94
Speedway Motorsports, 8.50%, 8/15/07                       200,000           181
Sprint, 6.125%, 11/15/08                                   750,000           653
Station Casinos, 10.125%, 3/15/06                          100,000           101
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                150,000           140
Triton PCS, Zero Coupon, 5/1/08                            275,000           199
United International Holdings, Sr. Disc. Notes
  10.75%, 2/15/08                                          125,000            75
Universal Compression, Sr. Disc. Notes
  STEP, 0%, 2/15/08                                        350,000           227
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                   50,000            52
Venture Holdings Trust, Sr. Sub. Notes, 9.50%, 7/1/05       50,000            39
VoiceStream Wireless, 10.375%, 11/15/09                    200,000           202
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05         200,000           193
Westpoint Stevens, 7.875%, 6/15/05                          75,000            63
Williams Communications Group, Sr. Notes
  10.875%, 10/1/09                                         100,000           100
Yankeenets Capital, 12.75%, 3/1/07                          50,000            47
                                                                       ---------
Total Corporate Bonds (Cost $27,687)                                      25,091
                                                                       ---------

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.4%

Federal Home Loan Mortgage
  6.00%, 2/15/11                                         5,415,356         5,005
Federal National Mortgage Assn.
  6.50%, 8/15/04 - 1/1/26                                  362,544           346

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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Government National Mortgage Assn.

I
  6.00%, 5/15/26 - 12/15/99                           $    515,234    $      471
  6.50%, 3/15/26 - 6/15/29                               5,541,276         5,186
  7.00%, 4/15/26 - 11/15/28                              1,115,067         1,071
  7.50%, 10/15/22 - 12/15/29                               531,410           523
  8.00%, 1/15/22 - 9/15/24                                 175,914           177

II
  7.00%, 11/20/28 - 4/20/30                              1,902,918         1,824
  8.00%, 10/20/25                                           15,914            16
                                                                      ----------
Total U.S. Government Mortgage-Backed Securities
  (Cost $15,343)                                                          14,619
                                                                      ----------

U.S. GOVERNMENT OBLIGATIONS/AGENCIES 6.8%

Federal Farm Credit
  5.25%, 5/1/02                                          2,000,000         1,929
Tennessee Valley Authority
  5.88%, 4/1/36                                          2,095,000         1,956
  6.235%, 7/15/45                                          500,000           496
U.S. Treasury Bonds
  6.75%, 8/15/26                                         1,405,000         1,484
  7.50%, 11/15/16                                        1,400,000         1,552
U.S. Treasury Inflation-Indexed Notes
  3.625%, 7/15/02                                        1,174,950         1,165
U.S. Treasury Notes
  5.50%, 7/31/01                                         7,850,000         7,738
  6.125%, 8/15/07                                        2,000,000         1,957
                                                                      ----------
Total U.S. Government Obligations/Agencies
   (Cost $18,452)                                                         18,277
                                                                      ----------

SHORT-TERM INVESTMENTS 1.3%

Money Market Funds 1.3%
Reserve Investment Fund, 6.48% #                         3,360,055         3,360
                                                                      ----------
Total Short-Term Investments (Cost $3,360)                                 3,360
                                                                      ----------

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                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities
  99.5% of Net Assets (Cost $239,093)                               $    269,180
Other Assets Less Liabilities                                              1,483
                                                                    ------------
NET ASSETS                                                          $    270,663
                                                                    ------------


#    Seven-day yield
*    Non-income producing
+    Private Placement
ADR  American Depository Receipt
ADS  American Depository Share
GDR  Global Depository Receipt
REIT Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period- end amounts to 0.7% of net assets.
AUD  Australian dollar
CHF  Swiss franc
DKK  Danish krone
EUR  Euro
GBP  British sterling
HKD  Hong Kong dollar
JPY  Japanese yen
MXN  Mexican peso
MYR  Malaysian ringgit
NOK  Norwegian krone
NZD  New Zealand dollar
SEK  Swedish krona
SGD  Singapore dollar

The accompanying notes are an integral part of these financial statements.


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                                                                    May 31, 2000

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
  Investments in securities, at value (cost $239,093)             $      269,180
  Securities lending collateral                                           21,938
  Other assets                                                             2,593
  Total assets                                                           293,711

Liabilities
  Obligation to return securities lending collateral                      21,938
  Other liabilities                                                        1,110
  Total liabilities                                                       23,048

NET ASSETS                                                        $      270,663
                                                                  --------------
Net Assets Consist of:
  Accumulated net investment income - net of distributions        $        2,241
  Accumulated net realized gain/loss - net of distributions                9,532
  Net unrealized gain (loss)                                              30,079
  Paid-in-capital applicable to 13,831,105 shares of $0.0001 par value capital stock outstanding; 1,000,000,000
    shares authorized                                                    228,811

NET ASSETS                                                        $      270,663
                                                                  --------------
NET ASSET VALUE PER SHARE                                         $        19.57
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

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-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                        5/31/00

Investment Income (Loss)
Income
  Interest                                                             $  3,982
  Dividend                                                                3,320
  Securities lending                                                         64
  Total income                                                            7,366
Expenses
  Investment management                                                   1,493
  Shareholder servicing                                                     907
  Custody and accounting                                                    160
  Prospectus and shareholder reports                                         68
  Registration                                                               19
  Legal and audit                                                            14
  Directors                                                                   6
  Miscellaneous                                                               4
  Total expenses                                                          2,671
  Expenses paid indirectly                                                   (1)
  Net expenses                                                            2,670
  Net investment income (loss)                                            4,696
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) Securities                                    13,793
  Foreign currency transactions                                             (10)
  Net realized gain (loss)                                               13,783
Change in net unrealized gain or loss
  Securities                                                             (1,122)
  Other assets and liabilities
  denominated in foreign currencies                                          (6)
  Change in net unrealized gain or loss                                  (1,128)
Net realized and unrealized gain (loss)                                  12,655
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $ 17,351
                                                                       --------

The accompanying notes are an integral part of these financial statements.

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----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                              Year
                                                             Ended
                                                           5/31/00      5/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                           $   4,696    $   3,505
  Net realized gain (loss)                                  13,783        3,728
  Change in net unrealized gain or loss                     (1,128)      10,458
  Increase (decrease) in net assets from operations         17,351       17,691
Distributions to shareholders
  Net investment income                                     (4,136)      (2,912)
  Net realized gain                                         (6,721)      (4,096)
  Decrease in net assets from distributions                (10,857)      (7,008)
Capital share transactions*
  Shares sold                                              133,209      107,693
  Distributions reinvested                                  10,837        6,960
  Shares redeemed                                          (93,508)     (59,052)
  Increase (decrease) in net assets from capital
  share transactions                                        50,538       55,601

Net Assets
  Increase (decrease) during period                         57,032       66,284
  Beginning of period                                      213,631      147,347
  End of period                                          $ 270,663    $ 213,631
                                                         ---------    ---------
*Share information
  Shares sold                                                6,893        5,921
  Distributions reinvested                                     577          398
  Shares redeemed                                           (4,868)      (3,253)
  Increase (decrease) in shares outstanding                  2,602        3,066

The accompanying notes are an integral part of these financial statements.

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                                                                    May 31, 2000

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on capital growth and a secondary emphasis on income, by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

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     Currency Translation Assets and liabilities are translated into U.S.
     dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.


     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the funds custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the funds prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the funds lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securi-

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--------------------------------------------------------------------------------

     ties. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At May 31, 2000, the value of loaned securities was $21,164,000; aggregate collateral consisted of $21,938,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $117,278,000 and $87,362,000, respectively, for the year ended May 31, 2000. Purchases and sales of U.S. government securities aggregated $21,947,000 and $13,454,000, respectively, for the year ended May 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At May 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $239,093,000. Net unrealized gain aggregated $30,087,000 at period-end, of which $47,106,000 related to appreciated investments and $17,019,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $151,000 was payable at May 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2002, which would cause the

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

     funds ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the funds ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $10,000 of management fees were not accrued by the fund for the year ended May 31, 2000. Additionally, $77,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through May 31, 2002.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the funds transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $883,000 for the year ended May 31, 2000, of which $99,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2000, totaled $359,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the year ended May 31, 2000, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $2,000 with certain affiliates of the manager and paid commissions of $15 related thereto.

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---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Growth Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Growth Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the
     Fund) at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with custodians, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 19, 2000

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----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/00
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The funds distributions to shareholders included:

     .    $388,000 from short-term capital gains,

     . $6,333,000 from long-term capital gains, subject to the 20% rate gains category.

     For corporate shareholders, $1,931,000 of the funds distributed income and short-term capital gains qualified for the dividends-received deduction.

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T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.

     ACCOUNT SERVICES

     Checking Available on most fixed income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access()and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

     BROKERAGE SERVICES(*)

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. (**)

     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial mar-

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

     ** Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information             Walk-In Investor Centers:
or to conduct transactions,                  For directions, call 1-800-225-5132
24 hours, 7 days a week                      or visit our Web site
By  touch-tone telephone
Tele*Access  1-800-638-2587                  Baltimore Area
By Account Access on the Internet            Downtown
www.troweprice.com/access                    101 East Lombard Street
                                             Owings Mills
For assistance                               Three Financial Center
with your existing                           4515 Painters Mill Road
fund account, call:
Shareholder Service Center                   Boston Area
1-800-225-5132                               386 Washington Street
                                             Wellesley
To open a brokerage account
or obtain information, call:                 Colorado Springs
1-800-638-5660                               4410 ArrowsWest Drive

Internet address:                            Los Angeles Area
www.troweprice.com                           Warner Center
                                             21800 Oxnard Street, Suite 270
Plan Account Lines for retirement            Woodland Hills
plan participants:
The appropriate 800 number appears           Tampa
on your retirement account statement.        4200 West Cypress Street
                                             10th  Floor
T. Rowe Price Associates
100 East Pratt Street                        Washington, D.C.
Baltimore, Maryland  21202                   900 17th Street N.W.
                                             Farragut Square
This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.



Invest With Confidence

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T. Rowe Price Investment Services, Inc., Distributor.